Right-of-use assets	12 Months Ended
Aug. 31, 2021
Right-of-use assets

14. Right-of-use assets

	August 31, 2021	August 31, 2020
	$	$

Balance, beginning of year	550,478	-
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019	-	258,756
Acquisition of UMG	-	388,996
Acquired	210,178	36,375
Depreciation	(203,058)	(148,687)
Effect of foreign exchange	(576)	15,038
Balance, end of year	557,022	550,478

Right of use assets consist primarily of leases for corporate office facilities and are amortized on a monthly basis over the term of the lease, or useful life, if shorter.